CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDER'S EQUITY (USD $) In Thousands, unless otherwise specified	Total	Paid-in Capital	Accumulated Other Comprehensive Income (Loss)	Retained Earnings	Noncontrolling Interest
BALANCE at Dec. 31, 2009	$ 1,294,588	$ 836,721	$ 49,616	$ 356,711	$ 51,540
Increase (Decrease) in Stockholder's Equity
Net income	162,480			160,619	1,861
Foreign currency translation adjustment	20,260		20,260
Pension liability adjustment, net of tax	486		486
Unrealized gain on retained interests, net of tax	3,407		3,407
BALANCE at Dec. 31, 2010	1,147,637	836,721	45,642	211,873	53,401
Increase (Decrease) in Stockholder's Equity
Net income	201,534			200,046	1,488
Foreign currency translation adjustment	(12,012)		(12,012)
Pension liability adjustment, net of tax	(388)		(388)
Unrealized gain on retained interests, net of tax	(2,602)		(2,602)
BALANCE at Dec. 31, 2011	1,247,245		28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	57,563			57,199	364
Foreign currency translation adjustment	11,639		11,639
Pension liability adjustment, net of tax	95		95
Unrealized gain on retained interests, net of tax	(548)		(548)
Derivative financial instruments, net of tax	1,052		1,052
BALANCE at Mar. 31, 2012	1,317,046	836,721	40,954	384,118	55,253
BALANCE at Dec. 31, 2011	1,247,245	836,721	28,716	326,919	54,889
Increase (Decrease) in Stockholder's Equity
Net income	213,581			211,936	1,645
Foreign currency translation adjustment	15,084		15,084
Stock compensation	4,219	4,219
Pension liability adjustment, net of tax	(154)		(154)
Unrealized gain on retained interests, net of tax	(1,358)		(1,358)
BALANCE at Dec. 31, 2012	1,483,411	840,940	46,648	538,855	56,968
Increase (Decrease) in Stockholder's Equity
Net income	63,860			63,442	418
Foreign currency translation adjustment	(13,751)		(13,751)
Stock compensation	85	85
Pension liability adjustment, net of tax	113		113
Unrealized gain on retained interests, net of tax	(851)		(851)
Derivative financial instruments, net of tax	842		842
BALANCE at Mar. 31, 2013	$ 1,533,709	$ 841,025	$ 33,001	$ 602,297	$ 57,386